RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details - Sensitivity analysis) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 11,842	$ 10,260
Subsidiaries [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	9,285	8,025
Interest rate risk | Subsidiaries [member] | Floating interest rate [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	4,176	4,194
Hedged item, liabilities	824	966
Interest rate risk | Impact Of One Percent Increase | Floating interest rate [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on profit loss	17	(17)	$ (15)
Effect on other comprehensive income	54	115	125
Interest rate risk | Impact Of One Percent decrease | Floating interest rate [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on profit loss	(17)	17	15
Effect on other comprehensive income	(54)	(115)	(125)
Currency risk | Impact Of Five Percent Increase
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on profit loss	4	1	2
Effect on other comprehensive income	79	51	10
Currency risk | Impact Of Five Percent Decrease
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on profit loss	(4)	(1)	(2)
Effect on other comprehensive income	(79)	(51)	(10)
Commodity price risk | Impact Of Five Percent Increase
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on profit loss	(3)	(1)	(2)
Effect on other comprehensive income	4	(7)	(7)
Commodity price risk | Impact Of Five Percent Decrease
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on profit loss	3	1	2
Effect on other comprehensive income	$ 4	$ 7	$ 7